S000089901 [Member] Investment Risks - Stewart Investors Worldwide Leaders Fund	Jun. 16, 2025
Market and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market and Regulatory Risk. The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities may fluctuate in value, sometimes rapidly and unpredictably, more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the Fund’s investments fall, the value of your investment in the Fund will go down.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, wars, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Fund’s investments in foreign securities. In addition, issuers of foreign securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. These risks can be elevated in emerging markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

Risks Associated with Investing in Emerging Markets [Member]
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Risks Associated with Investing in Emerging Markets. The Fund’s investments in non‑U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Risk. Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Sector Risk [Member]
Prospectus [Line Items]
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Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

Sustainability Factor Incorporation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sustainability Factor Incorporation Risk. The portfolio manager’s consideration of sustainability factors could cause the Fund to perform differently compared to similar funds that do not have such factors incorporated into their investment strategies. The Adviser’s sustainability considerations may affect the Fund’s exposure to certain issuers, industries, sectors, and factors that impact the relative financial performance of the Fund – positively or negatively – depending on whether such investments are in or out of favor.

New Fund Risk [Member]
Prospectus [Line Items]
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New Fund Risk. The Fund is new with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Cyber Security Risk [Member]
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Cyber Security Risk. The Fund and its service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks may result in misappropriation of assets or sensitive information, corruption of data or unavailability of services for intended users. Cyber security incidents affecting the Fund, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Fund’s ability to calculate its NAV; impediments to trading for the Fund’s portfolio; the inability of Shareholders to transact business with the Fund; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is subject to management risk as an actively managed portfolio. First Sentier Investors (Australia) IM Ltd (the “Sub‑Adviser”) will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub‑Adviser may be incorrect in its assessment of a stock’s appreciation potential.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.